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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hambrecht & Quist Capital Management LLC
                 ----------------------------------------
   Address:      30 Rowes Wharf, 4th Floor
                 ----------------------------------------
                 Boston, MA  02110-3328
                 ----------------------------------------

                 ----------------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kim Carroll
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   617-772-8500
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Kim Carroll                Boston, MA         11/3/04
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                        --------------------

Form 13F Information Table Entry Total:            48
                                        --------------------

Form 13F Information Table Value Total:       374,529
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-                           NONE
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                      FORM 13F INFORMATION TABLE


                                                                                   COLUMN 6
                                                                             INVESTMENT DISCRETION                     COLUMN 8
                                                                         ------------------------------           -----------------
                                                                                     (b)                           VOTING AUTHORITY
                                                          COLUMN 5                 SHARED-                             (SHARES)
                  COLUMN 2             COLUMN 4   ----------------------             AS          (c)     COLUMN 7 -----------------
COLUMN 1          TITLE OF   COLUMN 3   VALUE     SHRS OR           PUT/   (a)     DEFINED     SHARED-    OTHER     (a)  (b)   (c)
NAME OF ISSUER     CLASS      CUSIP    X$1000)    PRN AMT   SH/PRN  CALL   SOLE    IN INSTR.V   OTHER    MANAGERS  SOLE SHARED NONE
---------------- ---------- --------- ---------  --------- -------- ---- --------  ----------  --------  -------- ----- ------ ----
ACADIA
 Pharmaceuticals   Common     4225108       779    100,000    SH           Sole                             NA    Sole
Adolor             Common   00724X102    10,520    935,100    SH           Sole                             NA    Sole
Amgen              Common    31162100    21,472    378,836    SH           Sole                             NA    Sole
Ariad              Common    4033A100     2,890    432,000    SH           Sole                             NA    Sole
Barr
 Pharmaceuticals   Common    68306109     7,250    175,000    SH           Sole                             NA    Sole
Biofield           Common   090591108        73  1,456,352    SH           Sole                             NA    Sole
Boston
 Scientific        Common   101137107     7,946    200,000    SH           Sole                             NA    Sole
Celgene            Common   151020104    14,546    249,800    SH           Sole                             NA    Sole
Charles River
 Labs              Common   159864107     6,508    142,100    SH           Sole                             NA    Sole
Corixa             Common   21887F100     2,981    716,597    SH           Sole                             NA    Sole
CTI Molecular
 Imaging           Common   22943D105     4,916    609,200    SH           Sole                             NA    Sole
Cubist
 Pharmaceuticals   Common   229678107    15,905  1,609,839    SH           Sole                             NA    Sole
CV Therapeutics    Common   126667104     6,829    546,307    SH           Sole                             NA    Sole
deCODE Genetics    Common   243586104    10,230  1,358,600    SH           Sole                             NA    Sole
DepoMed            Common   249908104     7,250  1,388,888    SH           Sole                             NA    Sole
Dyax               Common   26746E103     5,304    694,265    SH           Sole                             NA    Sole
Endo
 Pharmaceuticals   Common   29264F205     4,590    250,000    SH           Sole                             NA    Sole
Enzon
 Pharmaceuticals   Common   293904108     8,198    514,000    SH           Sole                             NA    Sole
Exelixis           Common   30161Q104     9,849  1,222,000    SH           Sole                             NA    Sole
Genzyme            Common   372917104    16,758    308,000    SH           Sole                             NA    Sole
Gilead Sciences    Common   375558103    13,606    364,000    SH           Sole                             NA    Sole
Guilford
 Pharmaceuticals   Common   401829106     3,193    638,500    SH           Sole                             NA    Sole
IDEXX
 Laboratories      Common   45168D104     6,885    135,700    SH           Sole                             NA    Sole
Imclone Systems    Common   45245W109     7,769    147,000    SH           Sole                             NA    Sole
Impax
 Laboratories      Common   45256B101    13,827    900,198    SH           Sole                             NA    Sole
IVAX               Common   465823102     9,202    480,500    SH           Sole                             NA    Sole
King
 Pharmaceuticals   Common   495582108     3,463    290,000    SH           Sole                             NA    Sole
Kosan
 Biosciences       Common   50064W107     5,468    949,300    SH           Sole                             NA    Sole
Lexicon Genetics   Common   528872104     5,569    845,000    SH           Sole                             NA    Sole
MedImmune          Common   584699102    12,466    526,000    SH           Sole                             NA    Sole
Millennium
 Pharmaceuticals   Common   599902103     5,758    420,000    SH           Sole                             NA    Sole
Myogen             Common   6.29E+108     5,276    766,280    SH           Sole                             NA    Sole
Neurocrine
 Biosciences       Common   64125C109    12,271    260,200    SH           Sole                             NA    Sole
Orthovita          Common   68750U102     7,608  1,700,000    SH           Sole                             NA    Sole
Par
 Pharmaceutical
 Companies         Common   69888P106     9,162    255,000    SH           Sole                             NA    Sole
Pfizer             Common   717081103    13,617    445,000    SH           Sole                             NA    Sole
Pharmacyclics      Common   716933106     3,918    380,000    SH           Sole                             NA    Sole
Pozen              Common   73941U102     3,735    427,300    SH           Sole                             NA    Sole

                                        1
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
                                                                                   COLUMN 6
                                                                             INVESTMENT DISCRETION                     COLUMN 8
                                                                         ------------------------------           -----------------
                                                                                     (b)                           VOTING AUTHORITY
                                                          COLUMN 5                 SHARED-                             (SHARES)
                  COLUMN 2             COLUMN 4   ----------------------             AS          (c)     COLUMN 7 -----------------
COLUMN 1          TITLE OF   COLUMN 3   VALUE     SHRS OR           PUT/   (a)     DEFINED     SHARED-    OTHER     (a)  (b)   (c)
NAME OF ISSUER     CLASS      CUSIP    X$1000)    PRN AMT   SH/PRN  CALL   SOLE    IN INSTR.V   OTHER    MANAGERS  SOLE SHARED NONE
---------------- ---------- --------- ---------  --------- -------- ---- --------  ----------  --------  -------- ----- ------ ----
Rigel
 Pharmaceuticals   Common   766559603     4,190    165,631    SH           Sole                             NA    Sole
Sangamo
 Biosciences       Common   800677106     1,133    232,600    SH           Sole                             NA    Sole
Seattle Genetics   Common   812578102     4,125    627,900    SH           Sole                             NA    Sole
Senomyx          Restricted 81724Q107     9,643  1,428,571    SH           Sole                             NA    Sole
Sirna
 Therapeutics    Restricted 829669100     2,071    676,924    SH           Sole                             NA    Sole
Telik              Common   87959M109    16,227    727,665    SH           Sole                             NA    Sole
Teva
 Pharmaceutical
 Industries AD     Common   881624209     9,290    358,000    SH           Sole                             NA    Sole
Vicuron
 Pharmaceuticals   Common   926471103     6,606    450,000    SH           Sole                             NA    Sole
Vivus              Common   928551100     4,903  1,089,600    SH           Sole                             NA    Sole
WebMD              Common   94769M105     8,752  1,257,500    SH           Sole                             NA    Sole

COLUMN TOTALS                         $ 374,529